RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)															1 Months Ended					12 Months Ended
	Oct. 31, 2024	Oct. 28, 2024	Oct. 21, 2024	Sep. 26, 2024	Sep. 09, 2024	Jul. 11, 2024	Jun. 19, 2024	Mar. 26, 2024	Oct. 23, 2023	Oct. 16, 2023	Sep. 02, 2023	Jul. 20, 2023	May 01, 2023	Apr. 20, 2023	Oct. 31, 2023	May 31, 2023	Dec. 31, 2022	Oct. 31, 2022	Feb. 28, 2022	Oct. 31, 2024	Oct. 31, 2023	Jul. 31, 2024	Feb. 26, 2024	Jul. 11, 2023	Jun. 23, 2023	May 02, 2023
Related Party Transaction [Line Items]
Working interest percentage																				85.775%
Due to operators	$ 103,146														$ 21,651					$ 103,146	$ 21,651
Payable to related party	$ 877,852														$ 1,217,597					$ 877,852	$ 1,217,597
Common stock, par value, per share	$ 0.0001														$ 0.0001					$ 0.0001	$ 0.0001		$ 0.0001
Aggregate fair value																					$ 372,000
Fair value, per share					$ 3.60					$ 5.40
Grant date value
Stock based compensation																				$ 1,534,667	1,044,261
Unsecured debt								$ 125,000
Gross proceeds																				250,666
2022 Equity Incentive Plan [Member]
Related Party Transaction [Line Items]
Stock based compensation																				753,188	440,219
Unrecognized expense	$ 311,593																			311,593
Michael L Peterson [Member]
Related Party Transaction [Line Items]
Annual based salary									$ 350,000
Discretionary bonus percentage									100.00%
Short term debt								125,000
Unsecured debt								$ 125,000
Interest rate								10.00%
Gross proceeds								$ 1,000,000
Extension fee		$ 5,000		$ 5,000
Principal balance	$ 135,000														$ 0					135,000	0
Mr Peterson [Member]
Related Party Transaction [Line Items]
Stock based compensation																				267,659	3,341
Monthly cash fee						$ 10,000
Consulting [Member]
Related Party Transaction [Line Items]
Stock based compensation																				$ 97,967	0
Mr. Robin Ross [Member]
Related Party Transaction [Line Items]
Annual based salary						$ 300,000
Discretionary bonus percentage						100.00%
Restricted Stock Units (RSUs) [Member]
Related Party Transaction [Line Items]
Issuance of common stock for cash, net, shares													35,000
Shares issued, price per share													$ 43.00
Aggregate fair value													$ 1,505,000
Stock award						50,000	22,500
Shares issued							22,750
Fair value, per share	$ 3.32																			$ 3.32
Grant date value																				$ 166,000
Restricted Stock Units (RSUs) [Member] | 2022 Equity Incentive Plan [Member]
Related Party Transaction [Line Items]
Restricted shares, vesting rate																			25.00%
Restricted Stock Units (RSUs) [Member] | Director [Member]
Related Party Transaction [Line Items]
Stock award			12,500				50,000
Shares issued	27,500
Fair value, per share	$ 3.32		$ 3.13				$ 6.00													$ 3.32
Grant date value	$ 91,300		$ 39,125				$ 134,550
Restricted shares, vesting rate			100.00%				25.00%
Stock based compensation																				$ 30,651	0
Unrecognized expense	195,199																			195,199
Restricted Stock Units (RSUs) [Member] | Current Director [Member]
Related Party Transaction [Line Items]
Stock award			37,500
Fair value, per share			$ 3.13
Grant date value			$ 117,375
Restricted shares, vesting rate			100.00%
Stock based compensation																				14,908	0
Unrecognized expense	$ 141,592																			$ 141,592
Restricted Stock Units (RSUs) [Member] | Mr Frank Ingriselli [Member]
Related Party Transaction [Line Items]
Issuance of common stock for cash, net, shares												10,000
Shares issued, price per share												$ 21.40
Aggregate fair value												$ 213,000
Restricted Stock Units (RSUs) [Member] | Mr Frank Ingriselli [Member] | 2022 Equity Incentive Plan [Member]
Related Party Transaction [Line Items]
Grant of restricted shares																			50,000
Restricted Stock Units (RSUs) [Member] | Mr Greg Overholtzer [Member] | 2022 Equity Incentive Plan [Member]
Related Party Transaction [Line Items]
Grant of restricted shares																			5,000
Restricted Stock Units (RSUs) [Member] | Consulting [Member]
Related Party Transaction [Line Items]
Unrecognized expense																						$ 68,033
Restricted Stock Units (RSUs) [Member] | Mr. Robin Ross [Member]
Related Party Transaction [Line Items]
Stock award						100,000
Fair value, per share	$ 3.32																			$ 3.32
Grant date value																				$ 332,000
Restricted shares, vesting rate						25.00%
Stock based compensation																				21,890	0
Unrecognized expense	$ 310,110																			310,110
Restricted Stock Units (RSUs) [Member] | Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Stock award			10,000
Fair value, per share			$ 3.13
Grant date value			$ 31,300
Restricted shares, vesting rate			100.00%
Stock based compensation																				1,720	$ 0
Unrecognized expense	29,580																			29,580
Restricted Stock [Member] | Mr Peterson [Member]
Related Party Transaction [Line Items]
Stock award									50,000
Grant date value									$ 271,000
Restricted shares, vesting rate									25.00%
Fair value of grant date per share									$ 5.40
Restricted Stock [Member] | Mr Peterson [Member] | 2022 Equity Incentive Plan [Member]
Related Party Transaction [Line Items]
Grant of restricted shares								50,000
Grant of restricted shares								50,000
Common Stock [Member]
Related Party Transaction [Line Items]
Issuance of common stock for cash, net, shares					12,500									625			20,000				20,000
Common stock, par value, per share																	$ 0.0001							$ 0.0001	$ 0.0001	$ 0.0001
Shares issued, price per share														$ 40.00			$ 20.00							$ 24.20	$ 17.60	$ 42.00
Aggregate fair value					$ 43,800																$ 2
Stock award																					106,250
Grant date value																					$ 11
Common Stock [Member] | Restricted Stock Units (RSUs) [Member]
Related Party Transaction [Line Items]
Issuance of common stock for cash, net, shares											21,250
Common stock, par value, per share											$ 0.0001
Shares issued, price per share											$ 12.80
Aggregate fair value											$ 273,275
McCool Ranch Purchase Agreement [Member]
Related Party Transaction [Line Items]
Payment of execution										$ 100,000					100,000
Obligation to pay										400,000					400,000						400,000
Payment for restarting production operation										$ 284,000					$ 284,000
Six Employee Agreement [Member] | Restricted Stock Units (RSUs) [Member]
Related Party Transaction [Line Items]
Aggregate fair value																$ 1,505,000
Fair value, per share																$ 43.00
Restricted shares, vesting rate																25.00%
Stock based compensation																				753,188	$ 440,219
Unrecognized expense	311,593																			$ 311,593
Grant of restricted shares																35,000
Trio LLC [Member]
Related Party Transaction [Line Items]
Working interest															21.91832%						21.91832%
Trio LLC [Member] | McCool Ranch Purchase Agreement [Member]
Related Party Transaction [Line Items]
Working interest										21.91832%					21.91832%						21.91832%
South Salinas Project [Member]
Related Party Transaction [Line Items]
Working interest percentage																				3.80%
Due to operators	128,200														$ 21,651					$ 128,200	$ 21,651
Operators [Member] | McCool Ranch Purchase Agreement [Member]
Related Party Transaction [Line Items]
Payable to related party	$ 116,000																			116,000
Restricted Share Issued to Executives and Employees [Member] | Restricted Stock Units (RSUs) [Member] | Executives [Member]
Related Party Transaction [Line Items]
Stock based compensation																				$ 155,498	$ 161,700
Restricted Share Issued to Executives and Employees [Member] | Restricted Stock Units (RSUs) [Member] | Executives [Member] | 2022 Equity Incentive Plan [Member]
Related Party Transaction [Line Items]
Issuance of common stock for cash, net, shares																		55,000
Aggregate fair value																		$ 323,400
Fair value, per share																			$ 5.88
Related Party [Member] | Mr Peterson [Member]
Related Party Transaction [Line Items]
Short term debt								$ 125,000
Unsecured debt								$ 125,000